Exploration and Evaluation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Exploration And Evaluation
Schedule of Exploration And Evaluation
	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Non-current assets
Exploration and evaluation expenditure	87,762,108	81,070,075

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Exploration and evaluation expenditure	81,070,075	56,702,626

Schedule of Reconciliation of Exploration And Evaluation

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	31 Dec 2023	30 June 2023
Consolidated	A$	A$

Opening balance	81,070,075	56,702,626
Additions	9,176,938	22,157,270
Revaluation due to foreign exchange	(2,484,905)	2,210,179

Closing balance	87,762,108	81,070,075

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Opening balance	56,702,626	35,843,069
Additions	22,157,270	26,910,709
Deconsolidation of Snow Lake Resources	-	(8,532,572)
Revaluation due to foreign exchange	2,210,179	2,481,420

Carrying amount at end of year	81,070,075	56,702,626